Performance Management - VALUE LINE CORE BOND FUND	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund performance
Performance Narrative [Text Block]
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class shares to the performance of the Bloomberg US Aggregate Bond Index, which is a broad-based regulatory index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class shares to the performance of the Bloomberg US Aggregate Bond Index, which is a broad-based regulatory index.
Bar Chart [Heading]	Total returns (before taxes) as of 12/31 each year (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Q2 2020	+3.76%
Worst Quarter:	Q1 2022	-5.69%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.69%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Investor Class	1 year	5 years	10 years
Return before taxes	0.65%	-0.95%	0.79%
Return after taxes on distributions	-0.87%	-1.95%	-0.17%
Return after taxes on distributions and sale of Fund shares	0.38%	-1.10%	0.21%
Bloomberg US Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
(1)
The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this Index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.vlfunds.com